Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2025
Stock-based Compensation
Schedule of restricted stock units activity

Restricted Stock Units
Activity	RSUs Granted
2024
January 1, 2024	-
Granted	3,060,000
Cancelled	(100,000)
December 31, 2024	2,960,000
2025
Granted during nine months ended September 30, 2025	350,000
Forfeited	(300,000)
Balance at September 30, 2025	3,010,000
Released RSUs for nine months ended September 30, 2025	-